Class F | Calvert VP Russell 2000 Small Cap Index Portfolio
CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO Class: F
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	Class F Calvert VP Russell 2000 Small Cap Index Portfolio
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Class F Calvert VP Russell 2000 Small Cap Index Portfolio
Management fees		0.45%
Distribution and service (12b-1) fees		0.20%
Other expenses		0.38%
Total annual fund operating expenses		1.03%
Less fee waiver and/or expense reimbursement	[1]	(0.08%)
Net expenses		0.95%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.95% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio's expense cap before the contractual period expires.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Portfolio for the time periods indicated;
  your investment has a 5% return each year;
  the Portfolio’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class F Calvert VP Russell 2000 Small Cap Index Portfolio	97	320	561	1,252

Portfolio turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index of common stocks comprised of approximately 2000 common stocks of smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2011, the market capitalization of the Russell 2000 Index companies ranged from $16 million to $3.7 billion with a weighted median level of $1.1 billion and a weighted average level of $1.2 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Russell 2000 Index.

The Portfolio may invest in Russell 2000 Index futures contracts or options (or S&P MidCap 400 Index or S&P 500 Index futures contracts and options if, in the opinion of the Advisor, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. As a temporary investment strategy, when the Portfolio has less than $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 2000 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 4, 2005 is that of the Portfolio's Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/03	23.45%
Worst Quarter (of periods shown)	12/31/08	-26.21%

Average annual total returns (as of 12/31/11)
Average Annual Total Returns - Class F	1 year	5 years	10 years
Calvert VP Russell 2000 Small Cap Index Portfolio	(5.07%)	(0.65%)	4.77%
Calvert VP Russell 2000 Small Cap Index Portfolio Russell 2000 Index (reflects no deduction for fees or expenses)	(4.18%)	0.15%	5.62%
Calvert VP Russell 2000 Small Cap Index Portfolio Lipper VA Small-Cap Core Funds Average	(3.49%)	0.03%	5.01%